Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Gordon Pointe Acquisition Corp., our predecessor (the “Company”), was a blank check company incorporated in Delaware on April 12, 2017. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or assets.

Business Combination

On July 1, 2020, Hall of Fame Resort & Entertainment Company, formerly known as GPAQ Acquisition Holdings, Inc. (“HOFRE”), consummated the previously announced business combination with HOF Village, LLC, a Delaware limited liability company (“HOF Village”), pursuant to an Agreement and Plan of Merger dated September 16, 2019 (as amended on November 6, 2019, March 10, 2020 and May 22, 2020, the “Merger Agreement”), by and among HOFRE, the Company, GPAQ Acquiror Merger Sub, Inc., a Delaware corporation (“Acquiror Merger Sub”), GPAQ Company Merger Sub, LLC, a Delaware limited liability company (“Company Merger Sub”), HOF Village and HOF Village Newco, LLC, a Delaware limited liability company (“Newco”). The transactions contemplated by the Merger Agreement are referred to herein as the “Business Combination.”

Upon the consummation of the Business Combination: (i) Acquiror Merger Sub merged with and into the Company, with the Company continuing as the surviving entity (the “Acquiror Merger”) and (ii) Company Merger Sub merged with and into Newco, with Newco continuing as the surviving entity (the “Company Merger”). In advance of the Company Merger, HOF Village transferred all of its assets, liabilities and obligations to Newco pursuant to a contribution agreement. In connection with the closing of the Business Combination, the Company changed its name from “GPAQ Acquisition Holdings, Inc.” to “Hall of Fame Resort & Entertainment Company.” As a result of the Business Combination, the Company and Newco are wholly owned subsidiaries of HOFRE.

In connection with the consummation of the Business Combination and pursuant to the Merger Agreement, (a) each issued and outstanding unit of the Company, if not already detached, was detached and each holder of such a unit was deemed to hold one share of the Company’s Class A common stock and one Company warrant (“GPAQ Warrant”), (b) each issued and outstanding share of the Company’s Class A common stock (excluding any shares held by a Company stockholder that elected to have its shares redeemed pursuant to the Company’s organizational documents) was converted automatically into the right to receive 1.421333 shares of HOFRE common stock, par value $0.0001 (the “HOFRE Common Stock”), following which all shares of the Company’s Class A common stock ceased to be outstanding and were automatically canceled and cease to exist; (c) each issued and outstanding share of the Company’s Class F common stock was converted automatically into the right to receive one share of HOFRE Common Stock, following which all shares of the Company’s Class F common stock ceased to be outstanding and were automatically canceled and cease to exist; (d) each issued and outstanding GPAQ Warrant (including GPAQ private placement warrants) was automatically converted into one HOFRE Warrant to purchase 1.421333 shares of HOFRE Common Stock per warrant, following which all GPAQ Warrants ceased to be outstanding and were automatically canceled and retired and cease to exist; and (e) each issued and outstanding membership interest in Newco converted automatically into the right to receive a pro rata portion of the Company Merger Consideration (as defined in the Merger Agreement), which was payable in shares of HOFRE Common Stock.

Private Placement

Concurrently with the closing of the Business Combination, HOFRE entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain funds managed by Magnetar Financial, LLC and the purchasers listed on the signature pages thereto (together, the “Purchasers”), pursuant to which HOFRE agreed to issue and sell to the Purchasers in a private placement (the “Private Placement”) $20,721,293 in aggregate principal amount of the Company’s 8.00% Convertible Notes due 2025 (the “Notes”). Pursuant to the terms of the Note Purchase Agreement, the Notes may be converted into shares of HOFRE Common Stock at the option of the holders of the Notes, and HOFRE may, at its option, redeem the Notes in exchange for cash and warrants to purchase shares of HOFRE Common Stock (the “Note Redemption Warrants”).

The Private Placement was conducted pursuant to under section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), as a transaction by an issuer not involving any public offering. The offer and sale of the Notes have not been registered under the Securities Act or applicable state securities laws, and consequently, the Notes may not be offered or sold in the United States absent registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act and applicable state laws.

The Note Purchase Agreement contains representations and warranties by HOFRE and the Purchasers, and each of HOFRE and the Purchasers have agreed to indemnify the other for losses resulting from a breach of any of their respective representations or warranties.

Closing of the Private Placement and delivery of the Notes pursuant to the Note Purchase Agreement occurred on July 1, 2020. HOFRE received net cash proceeds from the issuance and sale of the Notes of approximately $7 million and approximately $13.7 million were for the conversion of prior existing notes payable. HOFRE intends to use the proceeds of the Private Placement to fund HOFRE’s obligations related to the Merger Agreement, to satisfy HOFRE’s working capital obligations and to pay transaction fees and expenses.

Business Prior to the Business Combination

Prior to the Business Combination, the Company’s subsidiaries were comprised of GPAQ Acquisition Holdings, Inc. (now HOFRE), Acquiror Merger Sub and Company Merger Sub.

All business activity through June 30, 2020 related to the Company’s formation, the Company’s initial public offering (the “Initial Public Offering”), which is described below, identifying a target company for a business combination and consummating the acquisition of HOF Village pursuant to the Business Combination (see Note 6).

The registration statement for the Company’s Initial Public Offering was declared effective on January 24, 2018. On January 30, 2018, the Company consummated the Initial Public Offering of 12,500,000 units (the “Units” and, with respect to the Class A common stock included in the Units offered, the “Public Shares”), generating gross proceeds of $125,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,900,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Gordon Pointe Management, LLC (the “Sponsor”), generating gross proceeds of $4,900,000, which is described in Note 4.

Following the closing of the Initial Public Offering on January 30, 2018, an amount of $126,250,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Warrants was placed in a trust account (the “Trust Account”), which may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of the Business Combination or (ii) the distribution of the Trust Account.

Transaction costs amounted to $7,552,731, consisting of $2,500,000 of underwriting fees, $4,375,000 of deferred underwriting fees (see Note 6) and $677,731 of other costs. Approximately $1,100,000 was deposited into the cash held outside of the Trust Account after the Initial Public Offering.

Liquidity

As of June 30, 2020, the Company had $55,896 in its operating bank accounts, $31,043,986 in marketable securities held in the Trust Account to be used for the Business Combination or to repurchase or redeem stock in connection therewith and a working capital deficit of $1,480,586, which excludes income taxes payable of $3,780, of which such amount will be paid from interest earned on the Trust Account. As of June 30, 2020, approximately $858,000 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations. Through June 30, 2020, the Company withdrew $1,179,244 of interest from the Trust Account in order to pay its franchise and income tax obligations, of which $170,050 was withdrawn during the six months ended June 30, 2020.

Through June 30, 2020, the Company issued to the Sponsor convertible promissory notes, pursuant to which the Company borrowed an aggregate amount of $1,390,730, of which $572,735 was borrowed during the six months ended June 30, 2020, in order to finance transaction costs in connection with the Business Combination. In addition, through June 30, 2020, the Company issued unsecured convertible promissory notes to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $3,354,228, of which $972,573 was borrowed during the six months ended June 30, 2020, in order to fund the extension loans into the Trust Account and $182,000 was borrowed during the six months ended June 30, 2020 in order to fund working capital requirements. The loans were non-interest bearing, unsecured and were repaid upon the completion of the Business Combination. Up to $1,500,000 of the loans were convertible into warrants at a purchase price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. Upon completion of the Business Combination the outstanding balance under the convertible promissory notes were converted into shares of the Company’s common stock (see Note 5).

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Gordon Pointe Acquisition Corp. (the “Company”), is a blank check company incorporated in Delaware on April 12, 2017. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or assets (a “Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company is focusing on businesses in the financial services technology sector or related financial services or technology sectors.

The Company’ subsidiaries are comprised of GPAQ Acquisition Holdings, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Holdings”), GPAQ Acquiror Merger Sub, Inc. a wholly-owned subsidiary of Holdings (“Acquiror Merger Sub”) and GPAQ Company Merger Sub, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Holdings (“Company Merger Sub”).

All activity through December 31, 2019 relates to the Company’s formation, the Company’s initial public offering (the “Initial Public Offering”) which is described below, identifying a target company for a Business Combination and the proposed acquisition of HOF Village, LLC (“HOFV”) (see Note 6).

The registration statement for the Company’s Initial Public Offering was declared effective on January 24, 2018. On January 30, 2018, the Company consummated the Initial Public Offering of 12,500,000 units (the “Units” and, with respect to the Class A common stock included in the Units offered, the “Public Shares”), generating gross proceeds of $125,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,900,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Gordon Pointe Management, LLC (the “Sponsor”), generating gross proceeds of $4,900,000, which is described in Note 5.

Following the closing of the Initial Public Offering on January 30, 2018, an amount of $126,250,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Warrants was placed in a trust account (the “Trust Account”) which may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account.

Transaction costs amounted to $7,552,731, consisting of $2,500,000 of underwriting fees, $4,375,000 of deferred underwriting fees (see Note 7) and $677,731 of other costs. Approximately $1,100,000 was deposited into the cash held outside of the Trust Account after the Initial Public Offering.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (excluding any deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account ($10.10 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per share amount to be distributed to stockholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (see Note 6).

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor, officers and directors (the “Initial Stockholders”) have agreed to vote their Founder Shares (as defined in Note 5), and any Public Shares held by them in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to an aggregate of 20% or more of the Class A common stock sold in the Initial Public Offering.

Pursuant to the Company’s Amended and Stated Certificate of Incorporation, the Company had until July 30, 2019 (the “Initial Date”) to complete a Business Combination. On July 26, 2019, the Company held a special meeting of the stockholders of the Company at which the stockholders approved, among other things, a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Extension Amendment”) to extend the deadline to complete a Business Combination from July 30, 2019 to October 31, 2019 (the “Extension”), plus an option for the Company to further extend such date up to three times, each by an additional 30 days.

The Company’s Sponsor agreed to contribute to the Company as a loan (each loan being referred to herein as a “Contribution”) $0.10 for each share of the Company’s common stock issued in its Initial Public Offering (each, a “Public Share”) that did not redeem in connection with the stockholder vote to approve the Extension Amendment, plus, if the Company elected to further extend the deadline to complete a Business Combination beyond October 31, 2019, $0.033 for each 30-day period, or portion thereof, up to three additional 30-day periods. On July 26, 2019, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor in the aggregate amount of $1,105,354 in order to fund the extension payment. The Promissory Note is non-interest bearing and repayable by the Company to the Sponsor upon consummation of the Company’s Business Combination. The loans will be forgiven if the Company is unable to consummate a Business Combination except to the extent of any funds held outside of the Trust Account.

In connection with the approval of the Extension Amendment, stockholders elected to redeem an aggregate of 1,446,461 shares of the Company’s Class A common stock. As a result, an aggregate of approximately $14,962,645 (or approximately $10.34 per share) was removed from the Company’s Trust Account to pay such stockholders.

On each of October 29, 2019, November 27, 2019 and December 26, 2019, the Company elected to extend the deadline to complete a Business Combination from October 31, 2019 to January 29, 2020. In connection with such extensions, the Company contributed $0.033 for each of the Company’s public shares outstanding, for an aggregate contribution of $1,094,300, into the Trust Account. The Company issued unsecured promissory notes to the Sponsor in the aggregate amount of $1,094,300 in order to fund the extension payments. The promissory notes are non-interest bearing and repayable by the Company to the Sponsor upon consummation of the Company’s Business Combination. The loans will be forgiven if the Company is unable to consummate a Business Combination except to the extent of any funds held outside of the Trust Account.

On January 24, 2020, the Company held a special meeting of the stockholders of the Company at which the stockholders approved, among other things, a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Second Extension Amendment”) to extend the deadline to complete a Business Combination from January 29, 2020 to February 29, 2020, plus an option by the Company to further extend such date for an additional 30 days. In connection with the approval of the extension, stockholders elected to redeem an aggregate of 3,011,003 shares of the Company’s Class A common stock. As a result, an aggregate of approximately $31,975,073 (or approximately $10.61 per share) was removed from the Company’s Trust Account to pay such stockholders and 8,042,536 shares of Class A common stock are now issued and outstanding. In connection with such extension, the Sponsor contributed $0.033 for each of the Company’s public shares outstanding, for an aggregate contribution of $265,404, into the Trust Account. In addition, on February 27, 2020, the Company exercised the additional 30-day option, and in connection with such extension, the Sponsor contributed an additional $265,404, which amount was placed into the Trust Account.

If the Company is unable to complete a Business Combination by the Extended Date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less amounts previously released to pay taxes and less interest to pay dissolution expenses of up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.

The Initial Stockholders have agreed to (i) waive their conversion rights with respect to their Founder Shares and Public Shares in connection with the consummation of a Business Combination, (ii) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to consummate a Business Combination by the Extended Date and (iii) not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their shares in conjunction with any such amendment. However, the Initial Stockholders will be entitled to liquidating distributions with respect to any Public Shares acquired if the Company fails to consummate a Business Combination or liquidates by the Extended Date. The underwriter and legal counsel have agreed to waive their rights to deferred underwriting commissions held in the Trust Account in the event the Company does not consummate a Business Combination by the Extended Date and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the $10.10 per Unit in the Initial Public Offering. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Nasdaq Notification

On November 4, 2019, the Company received a written notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5550(a)(3) (the “Minimum Public Holders Rule”), which requires the Company to have at least 300 public holders for continued listing on the NASDAQ Capital Market.  The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market. The Notice states that the Company has 45 calendar days to submit a plan to regain compliance with the Minimum Public Holders Rule.  The Company submitted a plan to regain compliance with the Minimum Public Holders Rule within the required timeframe.  If NASDAQ accepts the Company’s plan, NASDAQ may grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance with the Minimum Public Holders Rule.  If Nasdaq does not accept the Company’s plan, the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel.

On January 8, 2020, the Company received a written notice (the “Notice II”) from Nasdaq indicating that the Company was not in compliance with Listing Rules 5620(a) and 5810(c)(2)(G) (the “Annual Shareholders Meeting Rule”), which requires the Company to hold an annual meeting of shareholders within twelve months of the end of the Company’s fiscal year end for continued listing on the NASDAQ Capital Market. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market. The Company submitted a plan to regain compliance with the Annual Shareholders Meeting Rule. Nasdaq accepted the Company’s plan to regain compliance by March 30, 2020.

Liquidity

As of December 31, 2019, the Company had $2,122 in its operating bank accounts, $117,285,210 in marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem stock in connection therewith and a working capital deficit of $493,348, which excludes prepaid income taxes and franchise taxes payable of $2,673 and franchise taxes payable of $18,524, respectively, of which such amounts will be paid from interest earned on the Trust Account. As of December 31, 2019, approximately $3,445,000 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations. During the year ended December 31, 2019, the Company withdrew $1,009,194 of interest from the Trust Account in order to pay its franchise and income tax obligations.

On June 18, 2019 and September 27, 2019, the Company issued to the Sponsor convertible promissory notes, pursuant to which the Company borrowed an aggregate amount of $817,996 in order to finance transaction costs in connection with a Business Combination. In addition, during the year ended December 31, 2019, the Company issued unsecured convertible promissory notes to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $2,199,654 in order to fund the extension loans into the Trust Account. The loans are non-interest bearing, unsecured and will only be repaid upon the completion of a Business Combination. Up to $1,500,000 of the loans are convertible into warrants at a purchase price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. As of December 31, 2019, there was $3,017,650 outstanding under the convertible promissory notes.

On February 20, 2020, our Sponsor committed to provide the Company an aggregate of $490,000 in loans in order to finance transaction costs in connection with a Business Combination.

The Company may raise additional capital through loans or additional investments from the Sponsor or its stockholders, officers, directors, or third parties. The Company’s officers and directors and the Sponsor may, but are not obligated to (except as described above), loan the Company funds, from time to time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs.

The Company does not believe it will need to raise additional funds in order to meet expenditures required for operating its business. Neither the Sponsor, nor any of the stockholders, officers or directors, or third parties are under any obligation to advance funds to, or invest in, the Company, except for the convertible promissory notes discussed above. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to curtailing operations, suspending the pursuit of a potential transaction and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. Even if the Company can obtain sufficient financing or raise additional capital, it only has until the Extended Date to consummate a Business Combination. There is no assurance that they will be able to do so prior to the Extended Date.